Janus Henderson Triton Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 99.2%
Aerospace & Defense – 0.7%
Standardaero Inc*	1,675,859	$41,494,269
Automobiles – 0.4%
Thor Industries Inc	247,957	23,731,964
Biotechnology – 9.3%
89bio Inc*	1,697,111	13,271,408
Ardelyx Inc*	2,490,909	12,628,909
Ascendis Pharma A/S (ADR)*	318,467	43,843,352
Avidity Biosciences Inc*	552,475	16,065,973
Biohaven Ltd*	916,508	34,231,574
Bridgebio Pharma Inc*	625,046	17,151,262
Centessa Pharmacuticals PLC (ADR)*	980,557	16,424,330
Crinetics Pharmaceuticals Inc*	473,395	24,204,686
Disc Medicine Inc*	199,955	12,677,147
Dyne Therapeutics Inc*	529,392	12,472,476
IDEAYA Biosciences Inc*	781,791	20,092,029
Insmed Inc*	445,903	30,785,143
Janux Therapeutics Inc*	319,333	17,097,089
Legend Biotech Corp (ADR)*	315,484	10,265,849
Madrigal Pharmaceuticals Inc*	173,400	53,506,038
Mirum Pharmaceuticals Inc*	698,048	28,864,285
Neurocrine Biosciences Inc*	304,585	41,575,852
Revolution Medicines Inc*	772,032	33,768,680
Sarepta Therapeutics Inc*	261,602	31,808,187
Soleno Therapeutics Inc*	457,547	20,566,738
Travere Therapeutics Inc*	193,239	3,366,223
Vaxcyte Inc*	764,073	62,547,016
Xenon Pharmaceuticals Inc*	529,572	20,759,222
		577,973,468
Building Products – 2.1%
Carlisle Cos Inc	139,183	51,336,258
Zurn Water Solutions Corp	2,150,523	80,214,508
		131,550,766
Capital Markets – 3.2%
Cboe Global Markets Inc	489,644	95,676,438
LPL Financial Holdings Inc	321,163	104,862,931
		200,539,369
Chemicals – 1.5%
Sensient Technologies Corp	1,347,070	95,992,208
Commercial Services & Supplies – 4.5%
Brady Corp	362,142	26,744,187
Clean Harbors Inc*	330,336	76,023,527
Driven Brands Holdings Inc*	2,179,835	35,182,537
MSA Safety Inc	179,602	29,772,623
Rentokil Initial PLC (ADR)#	4,441,640	112,462,325
		280,185,199
Construction & Engineering – 0.7%
APi Group Corp*	1,291,302	46,448,133
Construction Materials – 1.9%
Summit Materials Inc*	2,337,595	118,282,307
Containers & Packaging – 2.4%
Crown Holdings Inc	1,084,886	89,709,223
Silgan Holdings Inc	1,184,549	61,655,776
		151,364,999
Diversified Consumer Services – 0.5%
Stride Inc*	307,472	31,955,565
Diversified Financial Services – 5.1%
Euronet Worldwide Inc*	823,441	84,682,673
Shift4 Payments Inc - Class A*	743,753	77,186,686
Walker & Dunlop Inc	804,446	78,200,196
WEX Inc*	451,882	79,223,952
		319,293,507
Diversified Telecommunication Services – 0.7%
AST SpaceMobile Inc*,#	1,911,923	40,341,575

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Electric Utilities – 0.8%
NRG Energy Inc	530,336	$47,846,914
Electrical Equipment – 1.2%
EnerSys	824,149	76,176,092
Electronic Equipment, Instruments & Components – 8.6%
Cognex Corp	403,736	14,477,973
Flex Ltd*	2,638,250	101,282,417
Itron Inc*	405,667	44,047,323
Mirion Technologies Inc*	6,678,027	116,531,571
OSI Systems Inc*,#	734,436	122,966,619
Teledyne Technologies Inc*	288,820	134,050,027
		533,355,930
Energy Equipment & Services – 0.5%
Weatherford International PLC	467,560	33,491,323
Food & Staples Retailing – 1.6%
Casey's General Stores Inc	250,603	99,296,427
Food Products – 0.7%
Premium Brands Holdings Corp#	745,113	40,995,990
Health Care Equipment & Supplies – 8.8%
Glaukos Corp*	641,083	96,123,985
Globus Medical Inc*	1,539,148	127,302,931
ICU Medical Inc*	423,610	65,731,564
Inspire Medical Systems Inc*	144,123	26,717,522
Lantheus Holdings Inc*	1,030,569	92,194,703
Neogen Corp*	1,882,314	22,851,292
Penumbra Inc*	167,691	39,823,258
STERIS PLC	123,486	25,383,782
Teleflex Inc	303,812	54,072,460
		550,201,497
Health Care Providers & Services – 1.3%
HealthEquity Inc*	473,038	45,387,996
NeoGenomics Inc*	2,031,649	33,481,576
		78,869,572
Health Care Technology – 0.9%
Doximity Inc - Class A*	1,055,812	56,369,803
Hotels, Restaurants & Leisure – 3.2%
Aramark	2,677,583	99,900,622
Churchill Downs Inc	434,060	57,964,372
Wendy's Co	2,554,811	41,643,419
		199,508,413
Household Durables – 0.8%
Cavco Industries Inc*	55,043	24,561,838
Dream Finders Homes Inc - Class A*	1,185,385	27,583,909
		52,145,747
Insurance – 1.9%
Axis Capital Holdings Ltd	827,397	73,323,922
Kinsale Capital Group Inc	94,015	43,729,197
		117,053,119
Interactive Media & Services – 0.6%
Ziff Davis Inc*	688,512	37,413,742
Life Sciences Tools & Services – 2.3%
Bio-Techne Corp	588,478	42,388,070
Bruker Corp	559,204	32,780,539
Gerresheimer AG	112,506	8,272,405
OmniAb Inc*,#	4,824,565	17,078,960
OmniAb Inc - 12.5 Earnout*	340,494	699,919
OmniAb Inc - 15 Earnout*	340,494	612,106
PerkinElmer Inc	387,001	43,193,182
		145,025,181
Machinery – 5.9%
Chart Industries Inc*	286,706	54,714,973
Donaldson Co Inc	1,064,798	71,714,145
Gates Industrial Corp PLC*	3,918,452	80,602,558
ITT Inc	525,622	75,100,871
Kadant Inc	88,151	30,411,214
Nordson Corp	111,658	23,363,320
SPX Technologies Inc*	209,368	30,467,231
		366,374,312
Media – 0.3%
Ibotta Inc - Class A*	326,711	21,262,352

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Multiline Retail – 0.3%
Etsy Inc*	363,033	$19,200,815
Oil, Gas & Consumable Fuels – 1.1%
Magnolia Oil & Gas Corp	2,947,360	68,909,277
Personal Products – 0.9%
BellRing Brands Inc*	721,753	54,376,871
Pharmaceuticals – 1.5%
Edgewise Therapeutics Inc*	397,775	10,620,592
Ligand Pharmaceuticals Inc*	613,475	65,733,846
Structure Therapeutics Inc (ADR)*	291,658	7,909,765
Verona Pharma PLC (ADR)*	251,640	11,686,162
		95,950,365
Professional Services – 9.1%
Alight Inc - Class A	10,569,403	73,140,269
Broadridge Financial Solutions Inc	475,393	107,481,604
CACI International Inc - Class A*	106,284	42,945,113
Ceridian HCM Holding Inc*	475,080	34,509,811
Clarivate Analytics PLC*	5,882,942	29,885,345
MAXIMUS Inc	975,848	72,847,053
SS&C Technologies Holdings Inc	2,371,824	179,736,823
UL Solutions Inc - Class A	562,282	28,046,626
		568,592,644
Real Estate Management & Development – 0.6%
Colliers International Group Inc - Subordinate Voting Shares	271,762	36,951,479
Road & Rail – 1.1%
Saia Inc*	156,064	71,123,047
Semiconductor & Semiconductor Equipment – 2.3%
Entegris Inc	360,826	35,743,423
MACOM Technology Solutions Holdings Inc*	242,546	31,509,151
ON Semiconductor Corp*	1,229,858	77,542,547
		144,795,121
Software – 7.1%
Aspen Technology Inc*	131,996	32,950,161
Blackbaud Inc*	1,819,348	134,486,204
Clearwater Analytics Holdings Inc - Class A*	1,583,419	43,575,691
Consensus Cloud Solutions Inc*,£	1,410,164	33,646,513
Dynatrace Inc*	1,694,954	92,120,750
LiveRamp Holdings Inc*	1,124,192	34,141,711
Nice Ltd (ADR)*	197,239	33,499,072
Pagerduty Inc*	2,151,512	39,286,609
		443,706,711
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	487,672	59,369,189
Specialty Retail – 0.5%
Williams-Sonoma Inc	175,507	32,500,386
Textiles, Apparel & Luxury Goods – 0.8%
On Holding AG - Class A*	850,025	46,555,869
Trading Companies & Distributors – 0.5%
Beacon Roofing Supply Inc*	277,199	28,157,874
Total Common Stocks (cost $3,729,174,133)		6,184,729,391
Private Placements – 0.4%
Professional Services – 0.1%
IntelyCare Inc*,¢,§	1,023,958	4,783,420
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	4,755,942
Loadsmart Inc - Series D*,¢,§	1,075,313	13,554,428
		18,310,370
Total Private Placements (cost $53,756,971)		23,093,790
Warrants – 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26* (cost $985,354)	665,780	15,047
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $12,609,098)	12,606,577	12,609,098
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	6,862,679	6,862,679

	Shares/Principal/ Contract Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$1,715,670	$1,715,670
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,578,349)		8,578,349
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $6,149,260, premiums paid $1,475,540, unrealized depreciation $(139,616), exercise price $22.50, expires 3/20/26*	3,530	1,335,924
Total Investments (total cost $3,806,579,445) – 100.0%		6,230,361,599
Cash, Receivables and Other Assets, net of Liabilities – 0%		2,658,345
Net Assets – 100%		$6,233,019,944

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,896,079,898	94.6%
United Kingdom	124,148,487	2.0
Canada	77,947,469	1.3
Switzerland	46,555,869	0.8
Denmark	43,843,352	0.7
Israel	33,499,072	0.5
Germany	8,272,405	0.1
Spain	15,047	0.0
Total	$6,230,361,599	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Common Stocks - 0.5%
Software - 0.5%
Consensus Cloud Solutions Inc*
	$33,167,561	$644,042	$(717,438)	$(49,897)	$602,245	$33,646,513	1,410,164	$-
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	48,564,162	280,224,656	(316,179,720)	(1,892)	1,892	12,609,098	12,606,577	280,234
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	46,752,811	95,587,347	(135,477,479)	-	-	6,862,679	6,862,679	39,110 ∆
Total Affiliated Investments - 0.8%
	$128,484,534	$376,456,045	$(452,374,637)	$(51,789)	$604,137	$53,118,290	20,879,420	$319,344

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	1/9/25	48,704,000	$(64,207,953)	$(3,248,488)
British Pound	1/9/25	(2,194,000)	2,803,922	57,842

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	1/9/25	(1,174,000)	$872,545	$55,533
Euro	1/9/25	7,110,000	(7,426,966)	(61,205)
				(3,196,318)
Barclays Capital, Inc:
British Pound	1/9/25	2,083,000	(2,706,477)	(99,329)
British Pound	1/9/25	(18,575,000)	24,486,510	1,237,453
Canadian Dollar	1/9/25	3,485,000	(2,461,972)	(36,686)
Canadian Dollar	1/9/25	(26,831,000)	19,944,428	1,272,164
Euro	1/9/25	5,497,000	(5,732,462)	(37,724)
Euro	1/9/25	(8,118,500)	8,850,653	440,115
				2,775,993
BNP Paribas:
Canadian Dollar	1/9/25	3,222,000	(2,300,652)	(58,393)
Euro	1/9/25	600,000	(665,661)	(44,078)
				(102,471)
Citibank, National Association:
British Pound	1/9/25	(67,058,000)	88,823,752	4,891,841
Canadian Dollar	1/9/25	(17,561,000)	12,942,640	721,567
Euro	1/9/25	(7,837,000)	8,679,145	560,232
				6,173,640
Goldman Sachs & Co LLC:
British Pound	1/9/25	(7,230,000)	9,425,806	376,509
Canadian Dollar	1/9/25	969,000	(720,401)	(46,053)
Euro	1/9/25	(460,000)	510,428	33,881
				364,337
HSBC Securities (USA), Inc:
British Pound	1/9/25	8,955,000	(11,882,499)	(674,138)
Canadian Dollar	1/9/25	(31,362,000)	23,312,317	1,486,833
Euro	1/9/25	11,600,000	(12,482,919)	(465,644)
				347,051
JPMorgan Chase Bank, National Association:
British Pound	1/9/25	8,290,000	(10,997,645)	(621,619)
Canadian Dollar	1/9/25	(15,857,000)	11,782,458	747,233
Euro	1/9/25	(5,408,000)	5,999,176	396,640
				522,254
Morgan Stanley & Co International PLC:
British Pound	1/9/25	7,842,000	(10,402,680)	(587,385)
British Pound	1/9/25	(6,674,000)	8,577,013	223,623
Canadian Dollar	1/9/25	12,844,000	(9,267,898)	(329,485)
Canadian Dollar	1/9/25	(26,854,000)	19,961,273	1,273,002
Euro	1/9/25	2,009,000	(2,176,607)	(95,338)
Euro	1/9/25	(10,956,000)	12,088,440	738,332
				1,222,749
State Street Bank and Trust Company:
British Pound	1/9/25	(71,729,000)	95,028,370	5,250,088
British Pound	1/9/25	2,790,000	(3,654,765)	(162,713)
Canadian Dollar	1/9/25	32,947,000	(23,624,780)	(696,261)
Canadian Dollar	1/9/25	4,563,000	(3,175,477)	12
Canadian Dollar	1/9/25	(22,642,000)	16,823,569	1,066,518
Euro	1/9/25	1,789,000	(1,940,369)	(87,016)
Euro	1/9/25	(1,817,000)	2,015,198	132,837
				5,503,465
Total				$13,610,700

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
JPMorgan Chase Bank, National Association:
Ast Spacemobile Inc	1,755	50.00	USD	1/17/25	$(3,703,050)	$1,242,540	$1,239,781	$(2,759)
Ast Spacemobile Inc	1,556	40.00	USD	1/17/25	(3,283,160)	1,311,708	1,305,247	(6,461)
Ast Spacemobile Inc	3,969	45.00	USD	1/17/25	(8,374,590)	1,315,644	1,306,029	(9,615)
						(3,869,892)	3,851,057	(18,835)
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	905	45.00	USD	5/16/25	(1,909,550)	289,609	179,849	(109,761)
Total - Written Call Options						4,159,501	4,030,906	(128,596)
Total OTC Written Options						$4,159,501	$4,030,906	$(128,596)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$144,380,169
Average amounts sold - in USD	359,794,917
Options:
Average value of option contracts purchased	1,113,152
Average value of option contracts written	485,429

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $23,093,790, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,954	$4,783,420	0.1%
Loadsmart Inc - Series A	1/4/22	7,168,757	4,755,942	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	13,554,428	0.2
Total		$53,756,971	$23,093,790	0.4%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$135,440,751	$9,584,430	$-
All Other	6,039,704,210	-	-
Private Placements	-	-	23,093,790
Warrants	15,047	-	-
Investment Companies	-	12,609,098	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,578,349	-
OTC Purchased Options – Calls	-	1,335,924	-
Total Investments in Securities	$6,175,160,008	$32,107,801	$23,093,790
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	20,962,255	-
Total Assets	$6,175,160,008	$53,070,056	$23,093,790
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$7,351,555	$-
OTC Options Written, at Value	-	128,596	-
Total Liabilities	$-	$7,480,151	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70250 02-25